Shareholder Report, Holdings (Details) - C000241226	Dec. 31, 2024
FR_30231G102
Holdings [Line Items]
Percent of Net Asset Value	2.60%
FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
FR_416515104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
FR_91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_337738108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
FR_718172109
Holdings [Line Items]
Percent of Net Asset Value	1.50%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Energy
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%